PATENTS AND TRADEMARKS (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and trademarks

	2020	2019
Patents and trademarks	$301,770	$293,585
Less: Accumulated amortization	(237,355)	(231,987)
	$64,415	$61,598